REVENUE (Details Narrative) - GNQ INSILICO INC [Member] - USD ($)				3 Months Ended		12 Months Ended
	Mar. 11, 2026	Nov. 20, 2025	Sep. 25, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Revenue				$ 250,000
Phase One [Member]
Disaggregation of Revenue [Line Items]
Contract value			$ 250,000	$ 250,000
Phase Two [Member]
Disaggregation of Revenue [Line Items]
Contract value			500,000
Share Capital And Warrants [Member] | Revenue Agreement [Member]
Disaggregation of Revenue [Line Items]
Contract value			$ 750,000
Agreement term of contract			2 years
Share Capital And Warrants [Member] | Consulting Agreement [Member]
Disaggregation of Revenue [Line Items]
Agreement term of contract		3 years
Share Capital And Warrants [Member] | Software Services Agreement [Member]
Disaggregation of Revenue [Line Items]
Contract value		$ 10,000,000
Service agreement fee	$ 500	$ 5,000,000
Royalty percentage	4.00%